Investments (Details Textuals 12) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Investments [Abstract]
Increase Decrease In Debt Securities And Equity Securities With Gross Unrealized Loss Greater Than Ten Million Dollars	$ (297)
Fixed maturity and equity securities available-for-sale investment disclosure with gross unrealized loss of greater than stated monetary value	$ 10